Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,361	$ 9,389	$ 9,205
Goodwill acquired			217
Foreign exchange translation and other	(17)	(28)	(33)
Goodwill, Ending Balance	9,344	9,361	9,389
Wholesale Banking and Commercial Real Estate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,647	1,648	1,605
Goodwill acquired			43
Foreign exchange translation and other		(1)
Goodwill, Ending Balance	1,647	1,647	1,648
Consumer and Small Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,681	3,680	3,514
Goodwill acquired			166
Foreign exchange translation and other		1
Goodwill, Ending Balance	3,681	3,681	3,680
Wealth Management and Securities Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,567	1,570	1,565
Goodwill acquired			8
Foreign exchange translation and other	(1)	(3)	(3)
Goodwill, Ending Balance	1,566	1,567	1,570
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,466	2,491	2,521
Foreign exchange translation and other	(16)	(25)	(30)
Goodwill, Ending Balance	$ 2,450	$ 2,466	$ 2,491